Related Party Transactions and balances - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party transaction amount			$ 0
Kaisa Property Management (Shenzhen) Co., Ltd
Related Party Transaction [Line Items]
Property management fees	$ 1,300,000	$ 500,000
Kaisa Property Management (Shenzhen) Co., Ltd | Unsecured and Interest-free Debts
Related Party Transaction [Line Items]
Amount payable to related parties	200,000
Greater Sail | Unsecured and Interest-free Debts
Related Party Transaction [Line Items]
Amount payable to related parties	$ 146,900,000